RANGER FUNDS INVESTMENT TRUST

Ranger Micro Cap Fund

Investor Class: RFTMX

Institutional Class: RFIMX

Ranger Small Cap Fund

Investor Class: RFTSX

Institutional Class: RFISX

Supplement dated October 16, 2024 to the Prospectus and Statement of Additional Information Dated November 30, 2022, as Supplemented April 10, 2024

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Effective October 16, 2024 “Spend Life Wisely Funds Investment Trust” will replace “Ranger Funds Investment Trust” as the name of the Trust.  Accordingly, all references to Ranger Funds Investment Trust in the Funds’ Prospectus and SAI are removed and replaced with Spend Life Wisely Funds Investment Trust.  All disclosures to the contrary in the Prospectus and SAI should be disregarded.

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This Supplement and the Prospectus and Statement of Additional Information dated November 30, 2023, as supplemented April 10, 2024, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference and can be obtained without charge by calling the Fund at 1-866-458-4744.

Please retain this Supplement for future reference.